SUTHERLAND ASBILL & BRENNAN LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 202.383.0100 Fax 202.637.3593 www.sutherland.com

CYNTHIA M. KRUS

DIRECT LINE: 202.383.0218

E-mail: Cynthia.krus@sutherland.com

April 3, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	THL Credit, Inc. – Preliminary Proxy Statement

Dear Sir/Madam:

On behalf of THL Credit, Inc. (the “Company”), we transmitted for filing under Rule 14a-6(a) of the Securities Exchange Act of 1934 the Company’s preliminary proxy statement on Schedule 14A (the “Proxy Statement”) on April 3, 2013.

If you have any questions or comments regarding the Proxy Statement, please do not hesitate to call Cynthia Krus at (202) 383-0218 or Lisa Morgan at (202) 383-0523.

Sincerely,

/s/ Cynthia M. Krus

Cynthia M. Krus

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